Employee Benefit Plans (Tables)	12 Months Ended
Dec. 31, 2016
Compensation and Retirement Disclosure [Abstract]
Amounts included in comprehensive income

The following amounts are included in Accumulated other comprehensive income (loss) in the Consolidated Balance Sheet before affecting such amounts for income taxes:

December 31,	2016	2015
(Dollars in millions)
Net prior service costs	$5	$7
Net actuarial loss	(5)	(7)
	$–	$–

Funded status of post-retirement benefit plans

The following table reconciles the beginning and ending balances of the benefit obligation and the fair value of plan assets for the other post-retirement benefit plan.

	2016	2015
(Dollars in millions)
Change in benefit obligation
Benefit obligation at beginning of year	$39	$35
Service cost	1	1
Interest cost	2	2
Plan amendments	–	7
Actuarial (gain) loss	(1)	(4)
Employee contribution	2	2
Benefits paid	(4)	(4)
Benefit obligation at end of year	39	39
Change in plan assets
Fair value of plan assets at beginning of year	50	52
Actual return (loss) on plan assets	4	–
Employee contribution	2	2
Benefits paid	(4)	(4)
Fair value of plan assets at end of year	52	50
Funded status	$13	$11

Fair value of plan assets

The following table sets forth by level within the fair value hierarchy the plans’ assets at fair value, as of December 31, 2016 and 2015.  A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input that is significant to the fair value measurement.  A financial instrument’s level within the fair value hierarchy is not representative of its expected performance or its overall risk profile, and therefore Level 3 assets are not necessarily higher risk than Level 2 assets or Level 1 assets.  There were no Level 2 or Level 3 assets for any years presented.

Mutual funds are valued based on the closing price reported on the active market on which the individual securities are traded.  Certain of the plan’s assets are valued based on the net asset value (“NAV”) as an alternative to estimate the fair value due to the absence of readily available market prices.  The NAV is based on the fair values of the underlying assets owned by the fund.

December 31, 2016	Level 1	Level 2	Total
(Dollars in millions)
Mutual funds
International equity[1]	$12	$–	$12
Money market[2]	2	–	2
US large cap[3]	19	–	19
US small cap[4]	5	–	5
Plan assets measured at fair value	$38	$–	$38
Plan assets measured at NAV[5]			14
Total plan assets			$52

December 31, 2015	Level 1	Level 2	Total
(Dollars in millions)
Mutual funds
International equity[1]	$12	$–	$12
Money market[2]	3	–	3
US large cap[3]	22	–	22
Plan assets measured at fair value	$37	$–	$37
Plan assets measured at NAV[5]			13
Total plan assets			$50

[1]

International equity - This type of fund seeks to provide long-term capital appreciation by investing in the stocks of companies located outside the United States that are considered to have the potential for above-average capital appreciation.

[2]

Money market - This type of fund seeks as high a level of current income as is consistent with the preservation of capital and the maintenance of liquidity by investing in a diversified portfolio of high-quality, dollar-denominated short-term debt securities.

[3]

US large cap - This type of fund seeks to track the performance of several benchmark indices that measure the investment return of large-capitalization stocks.  The funds attempt to replicate the indices by investing substantially all of their assets in the stocks that make up the various indices in approximately the same proportion as the weighting in the indices.

[4]

US small cap - This type of fund seeks to track the performance of a benchmark index that measures the investment return of small-capitalization stocks.  The fund attempts to replicate the index by investing substantially all of its assets in the stocks that make up the index in approximately the same proportion as the weighting in the index.

[5]

Plan assets measured at NAV consists entirely of a bank common trust invested in the BlackRock Intermediate Government/Credit Bond Index Fund F.  This type of fund seeks to achieve maximum total return by investing in Bond Index Funds and other short-term investments.

Plan asset investment allocation

The following table summarizes how plan assets are invested.

		Allocation of Plan Assets
		at December 31,
Investment	Target Asset
Category	Allocation	2016	2015
U.S. equities	45%	47.2%	44.7%
International equities	25%	23.0%	23.8%
Debt securities	30%	29.8%	31.5%

Net periodic benefit cost

Net periodic benefit cost recorded in the Consolidated Statement of Operations includes the following components:

Year Ended December 31,	2016	2015	2014
(Dollars in millions)
Service cost	$1	$1	$1
Interest cost	2	2	2
Expected return on plan assets	(3)	(4)	(3)
Amortization of prior service costs[1]	(2)	(3)	(3)
Amortization of actuarial losses[2]	–	–	1
Net post-retirement cost (benefit)	$(2)	$(4)	$(2)

[1]	Based on straight-line amortization over the average time remaining before active employees become fully eligible for plan benefits.

[2]	Based on straight-line amortization over the average time remaining before active employees retire.

Assumptions used to calculate net periodic benefit cost

The following assumptions were used to determine benefit obligations and net periodic benefit cost:

December 31,	2016	2015
Benefit obligations
Discount rate	4.20%	4.40%

Net periodic benefit cost
Discount rate	4.40%	4.20%
Expected return on plan assets	6.00%	6.50%

Change in health care cost trend rate

A 1% increase or decrease in assumed health care cost trend rates would have the following effects as of and for the year ended December 31, 2016:

	One Percent
	Increase	Decrease
(Dollars in millions)
Effect on total service and interest cost components	$–	$–
Effect on post-retirement benefit obligation	$1	$(1)

Estimated future post-retirement benefit payments

The following estimated future benefit payments, which reflect expected future service, are expected to be paid:

Year	Estimated Future Post-Retirement Benefit Payments
(Dollars in millions)
2017	$2
2018	2
2019	2
2020	2
2021	2
2022-2026	12